Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Trade and other payables

A5. Trade and other payables

	2022	2021
	£m	£m
Trade payables	351	165
Social security and other taxes	88	72
Other payables	117	89
Accruals	337	254
Contract liabilities[1]	259	167
Deferred consideration	21	14
Contingent consideration[2]	70	75
Total	1,243	836

Analysed as follows:
Other payables	42	18
Deferred consideration	1	2
Contingent consideration[2]	38	52
Total non-current portion	81	72
Current portion	1,162	764
Total	1,243	836
1.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

2.	Contingent consideration includes put option liability of £45m (2021: £42m).

Put options are held following the acquisition of PCI in 2017 where the seller may require the Group to purchase the remaining shares of the business in stages over a fixed term between 2023 and 2027. The put options are accounted for as an anticipated acquisition of the remaining shares and no non-controlling interest is recognised. The Group recognised a put option liability for the anticipated acquisition of these shares in contingent consideration, and any movements in the carrying value are recognised through equity.

The assumptions that are made in estimating the value of this put option liability are option price and discount rate. A 5% reduction in the estimated option price would result in a £2m decrease in the liability, and a 1% decrease in the discount rate would result in a £2m increase in the liability. All gains and losses relating to the put options are recognised through equity.

Given the volume of acquisitions and the variety of inputs to the valuation of contingent consideration (depending on each transaction), there is not considered to be any change in input that would have a material impact on the contingent consideration liability.

Other than the put options, there are no liabilities in the table above that bear interest or are discounted, and therefore the cash flows are equal to the carrying value of the liabilities. Cash is due to flow between one and five years for all non-current liabilities and not beyond. Fair value is equal to carrying value for all trade and other payables. There is no material difference between the fair value and carrying value for all trade and other payables.

The currency split of trade and other payables is as follows:

	2022	2021
	£m	£m
Pound sterling	174	165
Euro	241	198
US dollar	564	263
Other currencies	264	210
Carrying value	1,243	836